Disposal group held for sale (Net assets of the disposal group) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disposal group held for sale [line items]
Non-controlling interests	¥ 21,575,311	¥ 21,686,252
Disposal groups classified as held for sale [member]
Disclosure of disposal group held for sale [line items]
Non-controlling interests	(36,040)
Net asset subject to disposal	(144,159)
Gain on disposal of a subsidiary	145,209
Loss on disposal of wind turbines	(165,540)
Net impact on disposal	(20,331)
Satisfied by:
Cash received in 2019	525
Receivable as at 31 December 2019	525
Total consideration	1,050
Disposal groups classified as held for sale [member] | Property, plant and equipment and other non-current assets [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	364,184
Disposal groups classified as held for sale [member] | Land use rights [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	29,924
Disposal groups classified as held for sale [member] | Other non-current assets [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	1,752
Disposal groups classified as held for sale [member] | Inventories [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	3
Disposal groups classified as held for sale [member] | Other receivables and assets [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	3,006
Disposal groups classified as held for sale [member] | Accounts receivable [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	44,603
Disposal groups classified as held for sale [member] | Bank balances and cash [member]
Disclosure of disposal group held for sale [line items]
Assets disposed	28,208
Disposal groups classified as held for sale [member] | Long-term loans [member]
Disclosure of disposal group held for sale [line items]
Liabilities disposed	513,200
Disposal groups classified as held for sale [member] | Accounts payable and other liabilities [member]
Disclosure of disposal group held for sale [line items]
Liabilities disposed	67,514
Disposal groups classified as held for sale [member] | Taxes payable [member]
Disclosure of disposal group held for sale [line items]
Liabilities disposed	2,365
Disposal groups classified as held for sale [member] | Current portion of long-term loans [member]
Disclosure of disposal group held for sale [line items]
Liabilities disposed	¥ 68,800